MARKETABLE SECURITIES (Details)	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD
MARKETABLE SECURITIES
Proceeds on sale of certain marketable securities		$ 141,000,000
Gain recognized on sale of marketable securities	400,000		86,500,000
Realized gains, net of tax reclassified from accumulated other comprehensive income to net income	315,000
Unrealized gains (losses), net of tax due to change in fair value of publicly listed investments	7,136,000		(10,115,000)	685,000
Unrealized gains (losses), before tax due to change in fair value of publicly listed investments	8,200,000		(11,900,000)	900,000